Revenue from Contracts with Customers - Details of Incremental Costs of Obtaining Contract Recognized As Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Abstract]
Incremental costs of obtaining a contract	₩ 1,277	₩ 998